Direct Financing Lease (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Direct Financing Lease [Abstract]
Schedule of future minimum lease payments to be received
Year ending December 31
Remainder of 2021	61,074
2022	122,148
2023	122,148
2024	122,148
2025	122,148
Thereafter	40,716
Sub-total	590,382
Less deferred revenue	(131,050)
Net investment in lease	$459,332

Year Ending December 31,
2021	$122,148
2022	122,148
2023	122,148
2024	122,148
2025	122,148
Thereafter	40,716
651,456
Less deferred revenue	(156,753)
Net investment in lease	$494,703